Refundable Research Development and Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrual to cash adjustment	$ 345,623	$ 914,627
Intangible assets	23,543	41,166
Share-based compensation	1,826,372	1,000,887
Contribution carryforwards	24,465	23,371
Net operating loss carryforwards	30,699,411	22,704,142
Research and development credits	3,357,291	1,842,200
Orphan drug credits	4,928,666	3,502,686
Total deferred tax assets	41,205,371	30,029,079
Less valuation allowance	$ (41,205,371)	$ (30,029,079)